Mining Interests - Owned By Subsidiaries - Summary of Depreciation and Depletion Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mining assets and property, plant and equipment [Abstract]
Total depreciation and depletion	$ 1,008	$ 996
Less: amounts capitalized to development projects	(5)	(11)
Changes in amounts allocated to ending inventories	(13)	39
Total depreciation and depletion recognized in the Consolidated Statements of Earnings (Loss)	$ 990	$ 1,024